NOTE PAYABLE (Details Narrative) - USD ($)			1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 09, 2021	Apr. 02, 2021	May 21, 2021	Apr. 16, 2021	Apr. 02, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 30, 2021	Feb. 25, 2021
Offsetting Liabilities [Line Items]
Notes payable						$ 787,412		$ 787,412		$ 128,021
Warrant expire term								5 years
Gain (Loss) on Extinguishment of Debt						(3,056,892)	$ 980	$ (6,743,015)	$ 980	(56,948)
Interest expense										5,041	7,675
Accrued interest										0	$ 11,244
Promissory Note [Member]
Offsetting Liabilities [Line Items]
Gain (Loss) on Extinguishment of Debt			$ 1,487,386
Promissory Note [Member]
Offsetting Liabilities [Line Items]
Accrued interest forgave								5,199
Notes Payables [Member]
Offsetting Liabilities [Line Items]
Interest expense						29,802	$ 2,025	30,177	$ 3,986
Accrued interest						24,540		24,540		$ 0
Financing Arrangements [Member]
Offsetting Liabilities [Line Items]
Notes payable						$ 26,665		$ 26,665
Interest rate												9.67%
Promissory Note Agreement 1 [Member]
Offsetting Liabilities [Line Items]
Interest rate													1.00%
Debt principal amount													$ 165,747
Promissory Note [Member]
Offsetting Liabilities [Line Items]
Interest rate	18.00%	18.00%		18.00%	18.00%
Debt principal amount	$ 50,000	$ 200,000	$ 300,000	$ 25,000	$ 200,000
Debt Instrument, Term	1 year	1 year		1 year
Common stock warrants issued	500,000		6,000,000	250,000	2,000,000
Warrants exercise price	$ 0.20	$ 0.20	$ 0.15	$ 0.25
Warrant expire term	5 years	5 years	5 years	5 years
Promissory Note 0 [Member]
Offsetting Liabilities [Line Items]
Interest rate				18.00%
Debt principal amount				$ 300,000
Common stock warrants issued				3,000,000
Warrants exercise price				$ 0.25
Warrant expire term				5 years
Maturity date				Apr. 16, 2022
Promissory Note 1 [Member]
Offsetting Liabilities [Line Items]
Interest rate				18.00%
Debt principal amount				$ 20,000
Debt Instrument, Term				1 year
Common stock warrants issued				200,000
Warrants exercise price				$ 0.25
Warrant expire term				5 years
Promissory Note 2 [Member]
Offsetting Liabilities [Line Items]
Debt principal amount				$ 300,000
Debt Instrument, Term				1 year
Common stock warrants issued				3,000,000
Warrants exercise price				$ 0.25
Warrant expire term				5 years
Promissory Note 3 [Member]
Offsetting Liabilities [Line Items]
Interest rate				18.00%
Debt principal amount				$ 300,000
Common stock warrants issued				3,000,000
Warrants exercise price				$ 0.25
Warrant expire term				5 years